Employee Benefit Plan - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Provisions for employee benefits	¥ 206,513	¥ 228,137	¥ 241,672